Cover	12 Months Ended
Apr. 30, 2025 $ / shares shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Apr. 30, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--04-30
Entity File Number	333-284137
Entity Registrant Name	Phaos Technology (Cayman) Holdings Ltd
Entity Central Index Key	0002024258
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	83 Science Park Drive
Entity Address, Address Line Two	#04-01A/B The Curie
Entity Address, Address Line Three	Singapore Science Park 1
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	118258
Title of 12(b) Security	Ordinary shares, par value US$0.0001 per share
Trading Symbol	POAS
Security Exchange Name	NYSEAMER
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	No
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Listing, Par Value Per Share | $ / shares	$ 0.001
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	6651
Auditor Opinion [Text Block]	We have audited the accompanying consolidated balance sheets of Phaos Technology Holdings (Cayman) Limited as of April 30, 2025 and 2024, and the related consolidated statements of operations and comprehensive loss, change in shareholders’ deficit, and cash flows for each of the two years in the period ended April 30, 2025, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of Phaos Technology Holdings (Cayman) Limited as of April 30, 2025 and 2024, and the results of its operations and its cash flows for each of the two years in the period ended April 30, 2025, in conformity with accounting principles generally accepted in the United States of America.
Auditor Name	Kreit & Chiu CPA LLP
Auditor Location	Los Angeles, California
Common Class A [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	10,601,750
Common Class B [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	15,125,251
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	83 Science Park Drive
Entity Address, Address Line Two	#04-01A/B The Curie
Entity Address, Address Line Three	Singapore Science Park 1
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	118258
City Area Code	+65
Local Phone Number	6250 3877
Contact Personnel Name	Gan Hong Loon